Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Accrued liabilities and other payables
Schedule of Accrued Liabilities and Other Payables

(In thousands)	December 31, 2020	December 31, 2021
Payroll and welfare	12,871	18,618
Tax levies	3,394	2,397
Payables related to Kankan	2,581	2,642
Payables for advertisement	1,895	3,821
Legal and litigation related expenses (note 27)	1,640	973
Professional service fees	2,106	2,175
Agency commissions and rebates—online advertising	2,696	2,759
Payables for construction in progress	5,291	9,750
Tax surcharges	1,095	—
Others	5,120	6,422
Total	38,689	49,557